Quarterly Holdings Report
for
Fidelity® Series Large Cap Value Index Fund
October 31, 2025
XS6-NPRT3-1225
1.967969.111
Common Stocks - 99.7%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	58,436	642,796
Liberty Global Ltd Class C (b)	48,376	539,392

TOTAL BELGIUM		1,182,188
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	16,529	4,199,854
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	128,996	2,350,307
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	42,451	2,788,606
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	89,292	4,827,126
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	61,867	6,138,444
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	47,159	2,040,098
TOTAL CANADA		15,794,274
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	52,084	1,626,583
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	13,271	529,646
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	35,867	1,689,694
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	42,960	1,285,363
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)	904	138,909
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	29,528	4,098,486
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	21,160	2,358,705
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (b)	10,564	2,457,081
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	144,660	5,981,691
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	157,177	10,688,036
TOTAL UNITED KINGDOM		19,126,808
UNITED STATES - 99.3%
Communication Services - 8.1%
Diversified Telecommunication Services - 1.2%
AST SpaceMobile Inc Class A (b)	5,128	411,522
AT&T Inc	2,489,997	61,627,427
Frontier Communications Parent Inc (b)	87,880	3,318,349
GCI Liberty Inc/DEL Class A (b)(d)	30,220	0
GCI LLC Class A	896	32,766
GCI LLC Class C	6,201	227,112
Iridium Communications Inc	29,847	571,570
Verizon Communications Inc	1,498,945	59,568,074
		125,756,820
Entertainment - 1.3%
Electronic Arts Inc	89,307	17,866,758
Liberty Media Corp-Liberty Formula One Class A (b)	5,742	522,407
Liberty Media Corp-Liberty Formula One Class C (b)	51,371	5,129,395
Liberty Media Corp-Liberty Live Class A (b)	6,918	606,985
Liberty Media Corp-Liberty Live Class C (b)	15,933	1,440,503
Madison Square Garden Sports Corp Class A (b)	5,625	1,205,943
Roku Inc Class A (b)	40,157	4,261,862
Take-Two Interactive Software Inc (b)	42,798	10,972,123
TKO Group Holdings Inc Class A	13,774	2,595,022
Walt Disney Co/The	642,979	72,412,295
Warner Bros Discovery Inc (b)	827,088	18,568,126
		135,581,419
Interactive Media & Services - 4.6%
Alphabet Inc Class A	732,861	206,073,185
Alphabet Inc Class C	596,104	167,994,029
IAC Inc Class A (b)	23,388	753,561
Match Group Inc	88,429	2,859,794
Meta Platforms Inc Class A	138,236	89,625,311
Pinterest Inc Class A (b)	106,883	3,537,827
Trump Media & Technology Group Corp (b)(c)	25,556	391,645
ZoomInfo Technologies Inc (b)	103,167	1,157,534
		472,392,886
Media - 0.7%
Charter Communications Inc Class A (b)(c)	31,393	7,340,939
Comcast Corp Class A	1,300,705	36,205,124
DoubleVerify Holdings Inc (b)	24,464	278,400
Fox Corp Class A	76,340	4,935,381
Fox Corp Class B	51,988	3,036,619
Interpublic Group of Cos Inc/The	132,676	3,404,466
Liberty Broadband Corp Class A (b)	4,537	242,684
Liberty Broadband Corp Class C (b)	30,832	1,659,378
New York Times Co/The Class A	57,804	3,294,250
News Corp Class A	135,438	3,589,107
News Corp Class B (c)	44,500	1,355,915
Nexstar Media Group Inc (c)	9,252	1,810,894
NIQ Global Intelligence Plc (c)	8,203	101,717
Omnicom Group Inc (c)	68,825	5,163,252
Sirius XM Holdings Inc (c)	66,269	1,437,375
		73,855,501
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	161,252	33,870,983
TOTAL COMMUNICATION SERVICES		841,457,609

Consumer Discretionary - 7.6%
Automobile Components - 0.2%
Aptiv PLC	76,580	6,210,638
BorgWarner Inc	78,256	3,361,878
Gentex Corp	78,704	1,845,609
Lear Corp	19,485	2,039,105
QuantumScape Corp Class A (b)(c)	145,885	2,690,119
		16,147,349
Automobiles - 0.5%
Ford Motor Co	1,386,983	18,211,087
General Motors Co	338,286	23,372,180
Harley-Davidson Inc	38,159	1,029,530
Lucid Group Inc (b)(c)	43,346	769,391
Rivian Automotive Inc Class A (b)(c)	278,210	3,775,310
Thor Industries Inc (c)	17,758	1,853,047
		49,010,545
Broadline Retail - 2.4%
Amazon.com Inc (b)	936,275	228,657,081
Dillard's Inc Class A	1,028	616,882
eBay Inc	163,637	13,305,324
Etsy Inc (b)	14,599	905,138
Macy's Inc	94,293	1,837,771
Ollie's Bargain Outlet Holdings Inc (b)	22,201	2,682,103
		248,004,299
Distributors - 0.1%
Genuine Parts Co	49,205	6,264,289
LKQ Corp	92,849	2,967,454
Pool Corp	10,562	2,820,687
		12,052,430
Diversified Consumer Services - 0.1%
ADT Inc	178,144	1,574,793
Bright Horizons Family Solutions Inc (b)	17,272	1,886,621
Grand Canyon Education Inc (b)	6,983	1,314,898
H&R Block Inc	38,480	1,913,995
Service Corp International/US	49,827	4,161,053
		10,851,360
Hotels, Restaurants & Leisure - 1.4%
Aramark	93,687	3,548,864
Booking Holdings Inc	710	3,605,195
Boyd Gaming Corp	19,717	1,535,363
Caesars Entertainment Inc (b)	72,060	1,448,406
Carnival Corp (b)	265,802	7,663,072
Choice Hotels International Inc	6,543	608,237
Churchill Downs Inc	3,456	342,835
Darden Restaurants Inc	2,043	368,046
Domino's Pizza Inc	7,979	3,179,312
Hyatt Hotels Corp Class A (c)	14,046	1,930,061
Marriott International Inc/MD Class A1	18,872	4,917,666
McDonald's Corp	239,381	71,438,472
MGM Resorts International (b)	71,527	2,291,010
Norwegian Cruise Line Holdings Ltd (b)	15,007	336,457
Penn Entertainment Inc (b)	52,071	857,089
Starbucks Corp	350,466	28,342,185
Travel + Leisure Co	14,363	901,709
Vail Resorts Inc (c)	2,284	338,786
Wendy's Co/The (c)	31,552	269,454
Wyndham Hotels & Resorts Inc	2,739	201,125
Wynn Resorts Ltd	29,551	3,516,273
Yum! Brands Inc	65,766	9,089,519
		146,729,136
Household Durables - 0.6%
DR Horton Inc	94,651	14,110,571
Garmin Ltd	57,855	12,377,499
Lennar Corp Class A	79,807	9,877,712
Lennar Corp Class B (c)	3,235	381,892
Mohawk Industries Inc (b)	17,880	2,031,883
Newell Brands Inc	145,133	493,451
NVR Inc (b)	999	7,203,609
PulteGroup Inc	70,014	8,392,578
SharkNinja Inc (b)	23,965	2,049,008
Toll Brothers Inc	34,810	4,697,610
TopBuild Corp (b)	9,483	4,006,378
Whirlpool Corp (c)	18,712	1,340,341
		66,962,532
Leisure Products - 0.1%
Brunswick Corp/DE	22,849	1,510,547
Hasbro Inc	47,446	3,620,604
Mattel Inc (b)	112,083	2,060,086
YETI Holdings Inc (b)	28,792	978,640
		8,169,877
Specialty Retail - 1.8%
AutoNation Inc (b)	9,588	1,916,354
AutoZone Inc (b)	5,005	18,390,522
Bath & Body Works Inc	74,325	1,819,476
Best Buy Co Inc	68,751	5,647,207
CarMax Inc (b)	52,312	2,192,396
Dick's Sporting Goods Inc	22,546	4,992,812
Five Below Inc (b)	19,433	3,056,228
Floor & Decor Holdings Inc Class A (b)	25,337	1,583,056
GameStop Corp Class A (b)(c)	147,493	3,287,619
Gap Inc/The	80,308	1,835,038
Home Depot Inc/The	84,072	31,912,890
Lithia Motors Inc Class A	7,928	2,490,026
Lowe's Cos Inc	199,067	47,403,825
O'Reilly Automotive Inc (b)	24,079	2,274,021
Penske Automotive Group Inc (c)	6,382	1,021,567
Restoration Hardware Inc (b)	4,427	763,613
Ross Stores Inc	91,647	14,564,541
TJX Cos Inc/The	198,527	27,821,574
Ulta Beauty Inc (b)	12,041	6,259,875
Valvoline Inc (b)	4,977	164,291
Wayfair Inc Class A (b)	28,181	2,917,015
Williams-Sonoma Inc	35,842	6,965,534
		189,279,480
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co (c)	9,057	449,498
Crocs Inc (b)	18,982	1,550,640
Lululemon Athletica Inc (b)	16,166	2,756,950
NIKE Inc Class B	411,139	26,555,468
PVH Corp	16,650	1,304,195
Ralph Lauren Corp Class A	12,587	4,023,560
Tapestry Inc	5,962	654,747
Under Armour Inc Class A (b)(c)	66,557	306,828
Under Armour Inc Class C (b)(c)	63,321	281,145
VF Corp	122,601	1,721,318
		39,604,349
TOTAL CONSUMER DISCRETIONARY		786,811,357

Consumer Staples - 7.3%
Beverages - 1.3%
Boston Beer Co Inc/The Class A (b)	2,762	571,706
Brown-Forman Corp Class A (c)	15,214	412,604
Brown-Forman Corp Class B (c)	51,576	1,404,414
Coca-Cola Co/The	705,706	48,623,143
Coca-Cola Consolidated Inc	15,602	2,034,189
Constellation Brands Inc Class A	51,525	6,769,355
Keurig Dr Pepper Inc	460,539	12,508,239
Molson Coors Beverage Co Class B	60,851	2,660,406
PepsiCo Inc	419,921	61,346,259
Primo Brands Corp Class A	89,665	1,969,940
		138,300,255
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc Class A	140,571	2,486,701
BJ's Wholesale Club Holdings Inc (b)	39,996	3,530,047
Casey's General Stores Inc	11,176	5,735,411
Dollar General Corp	78,109	7,706,234
Dollar Tree Inc (b)	70,051	6,943,455
Kroger Co/The	215,552	13,715,574
Maplebear Inc (b)	60,154	2,217,276
Performance Food Group Co (b)	47,711	4,615,562
Sysco Corp	80,258	5,961,564
Target Corp	161,524	14,976,505
US Foods Holding Corp (b)	81,640	5,928,697
Walmart Inc	1,390,070	140,647,284
		214,464,310
Food Products - 1.0%
Archer-Daniels-Midland Co	169,878	10,282,715
Bunge Global SA	48,081	4,548,463
Campbell's Company/The (c)	67,720	2,040,404
Conagra Brands Inc	171,932	2,955,511
Darling Ingredients Inc (b)	48,489	1,554,072
Flowers Foods Inc (c)	64,999	775,438
Freshpet Inc (b)	11,981	589,585
General Mills Inc	194,928	9,085,594
Hershey Co/The	45,533	7,723,763
Hormel Foods Corp	101,024	2,181,108
Ingredion Inc	22,307	2,574,451
JM Smucker Co	37,165	3,848,436
Kellanova	98,493	8,180,829
Kraft Heinz Co/The	303,890	7,515,200
Lamb Weston Holdings Inc	48,566	2,997,979
McCormick & Co Inc/MD	89,986	5,773,502
Mondelez International Inc	459,957	26,429,129
Pilgrim's Pride Corp (c)	14,403	548,754
Post Holdings Inc (b)	17,377	1,805,992
Seaboard Corp	88	296,557
Smithfield Foods Inc	15,741	348,821
Tyson Foods Inc Class A	99,641	5,122,544
		107,178,847
Household Products - 1.5%
Church & Dwight Co Inc	87,745	7,694,359
Clorox Co/The	43,925	4,939,806
Colgate-Palmolive Co	150,383	11,587,010
Kimberly-Clark Corp	75,603	9,050,435
Procter & Gamble Co/The	833,490	125,331,891
Reynolds Consumer Products Inc	18,980	463,871
		159,067,372
Personal Care Products - 0.2%
BellRing Brands Inc (b)	43,871	1,321,833
Coty Inc Class A (b)(c)	120,209	477,230
elf Beauty Inc (b)	19,118	2,335,073
Estee Lauder Cos Inc/The Class A	83,093	8,034,262
Kenvue Inc	676,082	9,715,298
		21,883,696
Tobacco - 1.1%
Altria Group Inc	599,159	33,780,584
Philip Morris International Inc	553,263	79,852,449
		113,633,033
TOTAL CONSUMER STAPLES		754,527,513

Energy - 5.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	352,316	17,055,618
Halliburton Co	304,882	8,183,033
NOV Inc (c)	130,371	1,903,417
SLB Ltd	491,090	17,708,705
Weatherford International PLC	24,843	1,830,680
		46,681,453
Oil, Gas & Consumable Fuels - 5.4%
Antero Midstream Corp	116,789	2,014,610
Antero Resources Corp (b)	104,491	3,229,817
APA Corp	128,278	2,905,497
Cheniere Energy Inc	43,066	9,129,992
Chevron Corp	681,629	107,506,526
Chord Energy Corp	20,027	1,816,849
Civitas Resources Inc	32,199	928,297
ConocoPhillips	449,443	39,937,505
Coterra Energy Inc	267,704	6,333,877
Devon Energy Corp	221,348	7,191,597
Diamondback Energy Inc	67,876	9,719,164
DT Midstream Inc	36,340	3,978,867
EOG Resources Inc	193,987	20,531,584
EQT Corp	220,727	11,826,553
Expand Energy Corp	78,061	8,064,482
Exxon Mobil Corp	1,538,096	175,896,659
HF Sinclair Corp	50,232	2,591,971
Kinder Morgan Inc	690,041	18,072,174
Marathon Petroleum Corp	109,088	21,262,342
Matador Resources Co	40,779	1,609,139
Occidental Petroleum Corp	250,656	10,327,027
ONEOK Inc	221,895	14,866,965
Ovintiv Inc	92,213	3,458,910
Permian Resources Corp Class A	243,804	3,062,178
Phillips 66	134,392	18,296,127
Range Resources Corp	85,326	3,033,339
Valero Energy Corp	110,833	18,792,843
Viper Energy Inc Class A	58,946	2,214,012
Williams Cos Inc/The	409,343	23,688,679
		552,287,582
TOTAL ENERGY		598,969,035

Financials - 21.7%
Banks - 7.3%
Bank of America Corp	2,203,876	117,797,172
Bank OZK	37,239	1,675,383
BOK Financial Corp	7,701	805,371
Citigroup Inc	532,464	53,901,331
Citizens Financial Group Inc	155,156	7,892,786
Columbia Banking System Inc	107,125	2,870,950
Comerica Inc	45,858	3,508,137
Commerce Bancshares Inc/MO	43,036	2,264,985
Cullen/Frost Bankers Inc	20,756	2,555,894
East West Bancorp Inc	48,710	4,948,936
Fifth Third Bancorp	237,138	9,869,684
First Citizens BancShares Inc/NC Class A	3,394	6,193,439
First Hawaiian Inc	43,680	1,071,470
First Horizon Corp	180,261	3,850,375
FNB Corp/PA	123,804	1,946,199
Huntington Bancshares Inc/OH	551,001	8,507,455
JPMorgan Chase & Co	985,901	306,733,520
KeyCorp	335,738	5,905,631
M&T Bank Corp	55,821	10,263,807
Pinnacle Financial Partners Inc	24,806	2,113,719
PNC Financial Services Group Inc/The	140,350	25,620,893
Prosperity Bancshares Inc	31,921	2,101,040
Regions Financial Corp	319,493	7,731,731
SOUTHSTATE BANK CORP	36,139	3,203,722
Synovus Financial Corp	48,397	2,160,442
TFS Financial Corp	18,379	244,441
Truist Financial Corp	458,503	20,462,989
US Bancorp	554,448	25,881,633
Webster Financial Corp	60,157	3,431,355
Wells Fargo & Co	1,144,955	99,576,736
Western Alliance Bancorp	29,772	2,302,864
Wintrust Financial Corp	23,818	3,096,816
Zions Bancorp NA	52,535	2,737,599
		753,228,505
Capital Markets - 5.8%
Affiliated Managers Group Inc	9,637	2,293,221
Ameriprise Financial Inc	3,072	1,390,909
Bank of New York Mellon Corp/The	232,297	25,071,815
Blackrock Inc	54,154	58,638,493
Carlyle Group Inc/The	93,319	4,975,769
Cboe Global Markets Inc	37,263	9,153,283
Charles Schwab Corp/The	552,804	52,251,034
CME Group Inc Class A	127,639	33,886,878
Coinbase Global Inc Class A (b)	67,334	23,148,083
Evercore Inc Class A	13,213	3,892,021
FactSet Research Systems Inc	12,769	3,406,769
Franklin Resources Inc	107,286	2,425,736
Goldman Sachs Group Inc/The	100,972	79,704,268
Hamilton Lane Inc Class A	4,838	551,338
Houlihan Lokey Inc Class A	11,690	2,093,445
Interactive Brokers Group Inc Class A	144,215	10,146,967
Intercontinental Exchange Inc	202,463	29,618,312
Invesco Ltd	131,295	3,111,692
Janus Henderson Group PLC	43,392	1,890,156
Jefferies Financial Group Inc	40,395	2,134,068
KKR & Co Inc Class A	180,880	21,403,530
Lazard Inc	25,888	1,263,334
MarketAxess Holdings Inc	12,732	2,037,884
Morgan Stanley	408,816	67,045,824
Morningstar Inc	2,615	555,165
MSCI Inc	13,586	7,996,040
Nasdaq Inc	146,474	12,522,062
Northern Trust Corp	67,713	8,712,632
Raymond James Financial Inc	65,093	10,328,306
Robinhood Markets Inc Class A (b)	227,588	33,405,367
S&P Global Inc	108,989	53,100,531
SEI Investments Co	36,333	2,928,803
State Street Corp	100,744	11,652,051
Stifel Financial Corp	35,735	4,232,096
T Rowe Price Group Inc	77,915	7,988,625
TPG Inc Class A	2,790	153,562
Tradeweb Markets Inc Class A	38,256	4,031,800
Virtu Financial Inc Class A	27,727	966,009
		600,107,878
Consumer Finance - 1.2%
Ally Financial Inc	87,532	3,411,122
American Express Co	131,001	47,255,991
Capital One Financial Corp	223,154	49,091,648
Credit Acceptance Corp (b)(c)	1,392	622,697
OneMain Holdings Inc	43,364	2,566,715
SLM Corp	62,976	1,690,906
SoFi Technologies Inc Class A (b)	347,119	10,302,492
Synchrony Financial	132,445	9,851,259
		124,792,830
Financial Services - 3.9%
Affirm Holdings Inc Class A (b)	37,960	2,728,565
Apollo Global Management Inc	44,518	5,534,033
Berkshire Hathaway Inc Class B (b)	654,678	312,634,932
Block Inc Class A (b)	121,931	9,259,440
Corebridge Financial Inc	97,435	3,172,484
Euronet Worldwide Inc (b)	14,766	1,120,149
Fidelity National Information Services Inc	187,111	11,698,180
Fiserv Inc (b)	139,198	9,283,115
Global Payments Inc	87,157	6,777,328
Jack Henry & Associates Inc	26,009	3,873,780
MGIC Investment Corp	85,005	2,330,837
PayPal Holdings Inc (b)	339,725	23,532,751
Rocket Cos Inc Class A	334,974	5,580,667
UWM Holdings Corp Class A	48,704	274,203
Voya Financial Inc	34,907	2,599,175
Western Union Co/The (c)	112,419	1,048,868
WEX Inc (b)	10,878	1,586,883
		403,035,390
Insurance - 3.5%
AFLAC Inc	172,823	18,524,897
Allstate Corp/The	93,744	17,953,851
American Financial Group Inc/OH	23,089	3,040,360
American International Group Inc	204,550	16,151,268
Aon PLC	5,591	1,904,742
Arch Capital Group Ltd	129,860	11,208,217
Arthur J Gallagher & Co	84,536	21,090,887
Assurant Inc	18,167	3,846,317
Assured Guaranty Ltd	15,985	1,288,071
Axis Capital Holdings Ltd	26,488	2,480,866
Brighthouse Financial Inc (b)	19,942	1,138,090
Brown & Brown Inc	88,695	7,072,539
Chubb Ltd	132,024	36,562,727
Cincinnati Financial Corp	54,882	8,484,208
CNA Financial Corp (c)	7,387	329,091
Everest Group Ltd	12,924	4,064,856
Fidelity National Financial Inc/US	92,580	5,114,119
First American Financial Corp	33,963	2,123,027
Globe Life Inc	29,704	3,906,373
Hanover Insurance Group Inc/The	12,510	2,137,709
Hartford Insurance Group Inc/The	99,781	12,390,805
Kemper Corp	21,346	960,357
Lincoln National Corp	59,442	2,496,564
Loews Corp	60,663	6,039,608
Markel Group Inc (b)	3,532	6,974,040
Marsh & McLennan Cos Inc	154,303	27,489,079
MetLife Inc	199,686	15,938,937
Old Republic International Corp	82,344	3,249,294
Primerica Inc	11,897	3,091,673
Principal Financial Group Inc	78,747	6,617,898
Progressive Corp/The	197,529	40,690,974
Prudential Financial Inc	126,051	13,109,304
Reinsurance Group of America Inc	23,558	4,298,393
RLI Corp	27,077	1,596,460
Travelers Companies Inc/The	80,251	21,557,024
Unum Group	60,377	4,432,879
W R Berkley Corp	103,134	7,357,580
White Mountains Insurance Group Ltd (c)	872	1,660,776
Willis Towers Watson PLC	34,731	10,874,276
		359,248,136
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp (c)	372,913	3,729,130
Annaly Capital Management Inc	229,010	4,848,142
Rithm Capital Corp	184,577	2,024,809
Starwood Property Trust Inc	120,693	2,194,199
		12,796,280
TOTAL FINANCIALS		2,253,209,019

Health Care - 11.9%
Biotechnology - 1.1%
Amgen Inc	50,002	14,922,097
Biogen Inc (b)	51,760	7,985,015
BioMarin Pharmaceutical Inc (b)	68,331	3,660,492
Caris Life Sciences Inc (b)	3,871	116,439
Exact Sciences Corp (b)	63,038	4,077,928
Exelixis Inc (b)	17,533	678,001
Gilead Sciences Inc	322,913	38,681,748
Incyte Corp (b)	42,041	3,929,993
Insmed Inc (b)	4,068	771,293
Ionis Pharmaceuticals Inc (b)	3,846	285,758
Moderna Inc (b)	127,407	3,460,374
Neurocrine Biosciences Inc (b)	4,870	697,433
Regeneron Pharmaceuticals Inc	37,016	24,127,029
Revolution Medicines Inc (b)	62,221	3,661,084
Roivant Sciences Ltd (b)	141,275	2,824,087
Sarepta Therapeutics Inc (b)(c)	5,346	128,356
United Therapeutics Corp (b)	15,750	7,015,523
Viking Therapeutics Inc (b)(c)	35,046	1,334,552
		118,357,202
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	614,612	75,978,335
Align Technology Inc (b)	24,655	3,399,431
Baxter International Inc	184,068	3,399,736
Becton Dickinson & Co	101,584	18,154,077
Boston Scientific Corp (b)	433,528	43,664,940
Cooper Cos Inc/The (b)	70,977	4,962,002
DENTSPLY SIRONA Inc	69,543	876,937
Edwards Lifesciences Corp (b)	204,330	16,847,009
Envista Holdings Corp (b)	58,606	1,192,632
GE HealthCare Technologies Inc	162,608	12,187,470
Globus Medical Inc Class A (b)	39,156	2,364,631
Hologic Inc (b)	79,250	5,857,368
Medtronic PLC	455,058	41,273,761
ResMed Inc	39,563	9,767,313
Solventum Corp (b)	52,992	3,658,568
STERIS PLC	34,881	8,221,452
Stryker Corp	90,710	32,314,530
Teleflex Inc	15,421	1,919,452
Zimmer Biomet Holdings Inc	70,340	7,073,390
		293,113,034
Health Care Providers & Services - 2.7%
Acadia Healthcare Co Inc (b)	31,680	681,120
Cardinal Health Inc	42,164	8,043,626
Centene Corp (b)	174,293	6,164,743
Chemed Corp	4,568	1,970,178
Cigna Group/The	86,136	21,052,500
CVS Health Corp	444,713	34,754,322
Elevance Health Inc	80,337	25,482,896
Encompass Health Corp	35,637	4,057,272
HCA Healthcare Inc	47,844	21,992,930
Henry Schein Inc (b)	37,676	2,381,123
Humana Inc	42,882	11,929,344
Labcorp Holdings Inc	29,721	7,547,945
McKesson Corp	3,374	2,737,461
Molina Healthcare Inc (b)	8,453	1,293,816
Quest Diagnostics Inc	39,599	6,967,444
Tenet Healthcare Corp (b)	30,954	6,391,691
UnitedHealth Group Inc	323,096	110,356,671
Universal Health Services Inc Class B	19,429	4,216,287
		278,021,369
Health Care Technology - 0.0%
Certara Inc (b)(c)	42,209	490,890
Veeva Systems Inc Class A (b)	10,856	3,161,267
		3,652,157
Life Sciences Tools & Services - 2.0%
Agilent Technologies Inc	101,115	14,799,191
Avantor Inc (b)	230,547	2,725,066
Bio-Rad Laboratories Inc Class A (b)	6,527	2,085,703
Bio-Techne Corp	56,349	3,525,757
Bruker Corp	36,038	1,403,320
Charles River Laboratories International Inc (b)	17,582	3,165,991
Danaher Corp	226,413	48,764,832
Illumina Inc (b)	56,220	6,945,419
IQVIA Holdings Inc (b)	59,986	12,984,570
Mettler-Toledo International Inc (b)	7,387	10,462,134
QIAGEN NV (c)	76,514	3,584,681
Repligen Corp (b)	16,098	2,399,568
Revvity Inc (c)	42,202	3,949,685
Sotera Health Co (b)	54,859	910,659
Thermo Fisher Scientific Inc	134,029	76,046,714
Waters Corp (b)	10,202	3,566,619
West Pharmaceutical Services Inc	25,401	7,164,860
		204,484,769
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co	584,090	26,909,026
Elanco Animal Health Inc (b)(c)	176,242	3,903,760
Jazz Pharmaceuticals PLC (b)	21,069	2,899,937
Johnson & Johnson	854,117	161,317,079
Merck & Co Inc	894,219	76,884,950
Organon & Co	90,629	611,746
Perrigo Co PLC	47,557	986,332
Pfizer Inc	2,015,729	49,687,720
Royalty Pharma PLC Class A	135,093	5,071,391
Viatris Inc	419,493	4,345,947
Zoetis Inc Class A	32,210	4,641,139
		337,259,027
TOTAL HEALTH CARE		1,234,887,558

Industrials - 13.1%
Aerospace & Defense - 2.9%
ATI Inc (b)	49,818	4,930,487
Boeing Co (b)	220,864	44,398,081
BWX Technologies Inc	26,717	5,707,018
Carpenter Technology Corp	14,145	4,468,406
Curtiss-Wright Corp	13,347	7,951,208
General Dynamics Corp	89,674	30,928,563
Hexcel Corp (c)	27,636	1,973,210
Huntington Ingalls Industries Inc	13,930	4,485,739
L3Harris Technologies Inc	66,313	19,171,088
Leonardo DRS Inc	15,978	584,156
Loar Holdings Inc (b)(c)	1,405	111,178
Lockheed Martin Corp	53,503	26,317,056
Northrop Grumman Corp	48,141	28,087,866
RTX Corp	474,946	84,777,862
Spirit AeroSystems Holdings Inc Class A (b)	36,377	1,334,672
StandardAero Inc (b)	45,097	1,302,852
Textron Inc	63,280	5,113,657
TransDigm Group Inc	16,203	21,201,788
Woodward Inc	21,076	5,524,230
		298,369,117
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	41,713	6,423,385
Expeditors International of Washington Inc	48,740	5,941,406
FedEx Corp	76,253	19,354,536
GXO Logistics Inc (b)	39,183	2,202,476
United Parcel Service Inc Class B	260,631	25,130,042
		59,051,845
Building Products - 0.8%
A O Smith Corp	39,653	2,616,701
Advanced Drainage Systems Inc	25,376	3,553,909
Allegion plc	30,643	5,079,690
Armstrong World Industries Inc	10,599	2,018,368
Builders FirstSource Inc (b)	38,770	4,503,911
Carlisle Cos Inc	13,517	4,393,701
Carrier Global Corp	281,763	16,762,081
Fortune Brands Innovations Inc	42,211	2,144,319
Hayward Holdings Inc (b)	69,198	1,174,289
Johnson Controls International plc	234,293	26,800,776
Masco Corp	75,186	4,869,045
Owens Corning	30,426	3,873,534
Simpson Manufacturing Co Inc	13,417	2,368,101
Trex Co Inc (b)	37,243	1,799,582
		81,958,007
Commercial Services & Supplies - 0.3%
Clean Harbors Inc (b)	18,148	3,820,335
Copart Inc (b)	21,139	909,188
MSA Safety Inc	12,908	2,026,943
Republic Services Inc	71,988	14,990,782
Tetra Tech Inc	74,631	2,386,699
Veralto Corp	51,323	5,064,554
		29,198,501
Construction & Engineering - 0.3%
AECOM	46,994	6,313,644
API Group Corp (b)	131,482	4,841,167
EMCOR Group Inc	10,299	6,959,858
Everus Construction Group Inc (b)	17,757	1,613,934
MasTec Inc (b)	17,609	3,595,053
Quanta Services Inc	11,810	5,304,225
Valmont Industries Inc	6,927	2,863,830
WillScot Holdings Corp	46,290	1,006,808
		32,498,519
Electrical Equipment - 1.3%
Acuity Inc	11,053	4,034,898
AMETEK Inc	81,763	16,525,120
Eaton Corp PLC	139,094	53,072,707
Emerson Electric Co	200,049	27,920,839
Generac Holdings Inc (b)	20,988	3,526,404
Hubbell Inc	19,004	8,931,880
nVent Electric PLC	57,811	6,610,688
Regal Rexnord Corp	23,739	3,344,588
Rockwell Automation Inc	36,929	13,603,166
Sensata Technologies Holding PLC	50,599	1,610,565
		139,180,855
Ground Transportation - 1.2%
Avis Budget Group Inc (b)(c)	3,860	525,229
CSX Corp	666,741	24,016,011
JB Hunt Transport Services Inc	27,795	4,693,464
Knight-Swift Transportation Holdings Inc	54,965	2,480,021
Landstar System Inc	12,107	1,554,902
Lyft Inc Class A (b)	116,688	2,387,436
Norfolk Southern Corp	80,191	22,724,526
Old Dominion Freight Line Inc	62,656	8,798,156
Ryder System Inc	13,855	2,344,682
Saia Inc (b)	9,657	2,824,673
Schneider National Inc Class B	18,002	384,702
U-Haul Holding Co (b)	1,777	94,464
U-Haul Holding Co Class N	21,732	1,053,785
Union Pacific Corp	195,537	43,090,489
XPO Inc (b)	32,517	4,678,221
		121,650,761
Industrial Conglomerates - 0.7%
3M Co	158,945	26,464,343
Honeywell International Inc	225,777	45,455,683
		71,920,026
Machinery - 3.4%
AGCO Corp	21,647	2,233,105
Allison Transmission Holdings Inc	24,366	2,011,413
Caterpillar Inc	144,137	83,204,525
CNH Industrial NV Class A	315,882	3,313,602
Crane Co	17,689	3,360,910
Cummins Inc	48,864	21,386,796
Deere & Co	86,736	40,039,940
Donaldson Co Inc	41,678	3,511,372
Dover Corp	48,266	8,758,348
Esab Corp	19,860	2,320,045
Flowserve Corp	46,936	3,203,382
Fortive Corp	120,555	6,068,739
Gates Industrial Corp PLC (b)	88,432	1,952,578
Graco Inc	59,150	4,836,696
IDEX Corp	26,962	4,622,905
Illinois Tool Works Inc	69,913	17,053,179
Ingersoll Rand Inc	143,583	10,959,690
ITT Inc	27,622	5,112,004
Lincoln Electric Holdings Inc	19,345	4,535,435
Middleby Corp/The (b)	17,588	2,184,957
Mueller Industries Inc	38,791	4,106,803
Nordson Corp	19,232	4,460,862
Oshkosh Corp	22,314	2,751,093
Otis Worldwide Corp	140,355	13,019,330
PACCAR Inc	183,065	18,013,596
Parker-Hannifin Corp	45,680	35,302,874
Pentair PLC	58,054	6,174,043
RBC Bearings Inc (b)	8,868	3,800,204
Snap-on Inc	18,187	6,102,648
Stanley Black & Decker Inc	55,393	3,751,214
Timken Co/The	21,800	1,711,517
Toro Co/The	34,394	2,570,264
Westinghouse Air Brake Technologies Corp	60,256	12,318,737
Xylem Inc/NY	86,396	13,032,837
		357,785,643
Marine Transportation - 0.0%
Kirby Corp (b)	19,486	2,016,411
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	33,181	1,384,643
American Airlines Group Inc (b)	213,414	2,802,126
Delta Air Lines 1991 Series J Pass Through Trust	232,020	13,313,308
Southwest Airlines Co	150,524	4,560,877
United Airlines Holdings Inc (b)	115,820	10,891,713
		32,952,667
Professional Services - 0.7%
Amentum Holdings Inc (b)	55,563	1,245,167
Automatic Data Processing Inc	10,726	2,791,978
Broadridge Financial Solutions Inc	3,711	817,904
CACI International Inc (b)	7,758	4,361,936
Clarivate PLC (b)(c)	121,297	412,410
Concentrix Corp (c)	15,572	627,707
Dawn Bidco LLC (b)	50,347	3,460,853
Equifax Inc	36,405	7,685,096
FTI Consulting Inc (b)	11,015	1,817,585
Genpact Ltd	56,173	2,143,000
Jacobs Solutions Inc	42,341	6,597,151
KBR Inc	41,463	1,776,275
Leidos Holdings Inc	45,366	8,640,862
ManpowerGroup Inc	16,034	491,602
Parsons Corp (b)(c)	18,416	1,531,106
Paychex Inc	78,910	9,234,838
Paycom Software Inc	8,123	1,519,732
Paylocity Holding Corp (b)	1,267	178,989
Robert Half Inc	34,503	903,634
Science Applications International Corp	16,403	1,537,125
SS&C Technologies Holdings Inc	75,370	6,400,420
TransUnion	69,368	5,631,294
Verisk Analytics Inc	19,988	4,372,575
		74,179,239
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	36,345	2,320,992
Applied Industrial Technologies Inc	13,691	3,519,819
Core & Main Inc Class A (b)	27,792	1,450,187
Fastenal Co	73,987	3,044,565
Ferguson Enterprises Inc	64,737	16,087,145
MSC Industrial Direct Co Inc Class A	15,333	1,301,924
QXO Inc (b)(c)	218,905	3,868,051
SiteOne Landscape Supply Inc (b)	10,459	1,357,264
United Rentals Inc	22,792	19,855,935
Watsco Inc	12,429	4,573,996
Wesco International Inc	17,118	4,442,635
WW Grainger Inc	2,256	2,208,624
		64,031,137
TOTAL INDUSTRIALS		1,364,792,728

Information Technology - 11.3%
Communications Equipment - 1.3%
Ciena Corp (b)	50,080	9,511,194
Cisco Systems Inc	1,412,723	103,284,179
F5 Inc (b)	20,495	5,186,260
Lumentum Holdings Inc (b)	22,682	4,571,783
Motorola Solutions Inc	34,238	13,924,937
		136,478,353
Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics Inc (b)	18,001	2,008,012
Avnet Inc	29,021	1,406,067
CDW Corp/DE	43,480	6,929,408
Cognex Corp	58,561	2,423,840
Coherent Corp (b)	54,518	7,194,195
Corning Inc	277,243	24,696,806
Crane NXT Co (c)	17,076	1,080,057
Flex Ltd (b)	132,855	8,306,095
Ingram Micro Holding Corp (c)	7,047	161,798
IPG Photonics Corp (b)	8,703	740,799
Jabil Inc	13,239	2,924,363
Keysight Technologies Inc (b)	61,251	11,206,483
Littelfuse Inc	8,568	2,084,680
Ralliant Corp	39,487	1,734,269
TD SYNNEX Corp	27,624	4,322,880
Teledyne Technologies Inc (b)	16,540	8,713,603
Trimble Inc (b)	84,822	6,764,555
Vontier Corp	51,014	1,964,039
Zebra Technologies Corp Class A (b)	18,125	4,880,156
		99,542,105
IT Services - 2.0%
Accenture PLC Class A	222,234	55,580,723
Akamai Technologies Inc (b)	51,422	3,861,792
Amdocs Ltd	39,715	3,346,386
Cognizant Technology Solutions Corp Class A	175,355	12,779,872
DXC Technology Co (b)	62,500	887,500
EPAM Systems Inc (b)	19,741	3,228,443
Globant SA (b)(c)	13,571	835,702
IBM Corporation	330,308	101,539,983
Kyndryl Holdings Inc (b)	75,483	2,182,968
MongoDB Inc Class A (b)	25,341	9,118,199
Okta Inc Class A (b)	35,981	3,293,341
Twilio Inc Class A (b)	41,818	5,640,412
VeriSign Inc	29,947	7,181,291
		209,476,612
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices Inc (b)	237,319	60,782,142
Amkor Technology Inc	39,867	1,286,907
Analog Devices Inc	176,166	41,245,746
Applied Materials Inc	204,034	47,560,325
Cirrus Logic Inc (b)	17,845	2,367,139
Entegris Inc (c)	44,948	4,115,888
First Solar Inc (b)	36,058	9,625,323
GlobalFoundries Inc (b)(c)	35,866	1,276,830
Intel Corp (b)	1,551,666	62,051,124
Lattice Semiconductor Corp (b)	7,066	515,535
MACOM Technology Solutions Holdings Inc (b)	16,611	2,460,587
Marvell Technology Inc	285,586	26,770,832
Microchip Technology Inc	187,519	11,704,936
Micron Technology Inc	396,714	88,772,693
MKS Inc	24,168	3,473,183
ON Semiconductor Corp (b)	149,915	7,507,743
Onto Innovation Inc (b)	13,203	1,781,877
Qorvo Inc (b)	29,616	2,811,151
QUALCOMM Inc	295,877	53,524,149
Skyworks Solutions Inc	53,577	4,164,004
Teradyne Inc	57,141	10,385,948
Texas Instruments Inc	190,679	30,787,031
Universal Display Corp	15,340	2,259,275
		477,230,368
Software - 1.7%
Aurora Innovation Inc Class A (b)(c)	365,550	1,915,482
BILL Holdings Inc (b)	32,522	1,615,043
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	191,314	1,668,258
Circle Internet Group Inc Class A (c)	13,921	1,767,689
Docusign Inc (b)	17,140	1,253,620
Dolby Laboratories Inc Class A	21,116	1,400,413
Dropbox Inc Class A (b)	47,632	1,381,328
Fair Isaac Corp (b)	1,437	2,384,745
Gen Digital Inc	174,803	4,607,807
Informatica Inc Class A (b)	37,032	920,986
nCino Inc (b)	31,996	853,653
Nutanix Inc Class A (b)	68,606	4,887,491
Pegasystems Inc	20,288	1,291,331
PTC Inc (b)	37,582	7,461,530
Roper Technologies Inc	38,166	17,027,761
Rubrik Inc Class A (b)	16,358	1,231,267
SailPoint Inc	20,933	453,826
Salesforce Inc	294,411	76,667,569
SentinelOne Inc Class A (b)	28,231	503,922
Strategy Inc Class A (b)(c)	88,560	23,867,806
Synopsys Inc (b)	17,457	7,922,336
Teradata Corp (b)	25,604	533,843
Tyler Technologies Inc (b)	2,565	1,221,607
UiPath Inc Class A (b)	140,445	2,227,458
Unity Software Inc (b)	106,895	4,051,321
Zoom Communications Inc Class A (b)	93,483	8,154,522
		177,272,614
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies Inc Class C	92,554	14,994,674
Hewlett Packard Enterprise Co	465,655	11,371,295
HP Inc	335,061	9,271,138
NetApp Inc	43,080	5,073,962
Pure Storage Inc Class A (b)	15,471	1,526,987
Sandisk Corp/DE	47,881	9,544,120
Super Micro Computer Inc (b)(c)	99,075	5,147,937
Western Digital Corp	122,875	18,457,054
		75,387,167
TOTAL INFORMATION TECHNOLOGY		1,175,387,219

Materials - 3.8%
Chemicals - 1.9%
Air Products and Chemicals Inc	78,913	19,143,505
Albemarle Corp	42,045	4,130,080
Ashland Inc	15,779	771,593
Axalta Coating Systems Ltd (b)	76,133	2,167,507
Celanese Corp	38,947	1,497,123
CF Industries Holdings Inc	57,491	4,788,425
Corteva Inc	243,016	14,930,903
Dow Inc	251,632	6,001,423
DuPont de Nemours Inc	148,870	12,155,236
Eastman Chemical Co	41,711	2,482,639
Ecolab Inc	66,876	17,147,006
Element Solutions Inc	78,579	2,099,631
FMC Corp (c)	43,287	656,663
Huntsman Corp	57,218	473,764
International Flavors & Fragrances Inc	91,183	5,741,794
Linde PLC	166,637	69,704,257
LyondellBasell Industries NV Class A1	91,625	4,253,233
Mosaic Co/The	113,749	3,122,410
NewMarket Corp	2,065	1,585,714
Olin Corp	40,050	829,035
PPG Industries Inc	80,914	7,909,344
RPM International Inc	45,289	4,949,182
Scotts Miracle-Gro Co/The	15,231	815,163
Sherwin-Williams Co/The	7,611	2,625,338
Solstice Advanced Materials Inc	57,562	2,594,319
Westlake Corp (c)	11,652	801,774
		193,377,061
Construction Materials - 0.6%
CRH PLC	240,807	28,680,115
Eagle Materials Inc	10,538	2,237,428
James Hardie Industries PLC (b)	18,465	386,472
Martin Marietta Materials Inc	21,332	13,078,649
Vulcan Materials Co	47,006	13,608,237
		57,990,901
Containers & Packaging - 0.4%
Amcor PLC	819,443	6,473,600
AptarGroup Inc	23,644	2,742,940
Avery Dennison Corp	27,729	4,849,525
Ball Corp	98,993	4,652,671
Crown Holdings Inc	41,446	4,027,722
Graphic Packaging Holding CO	102,075	1,632,179
International Paper Co	186,425	7,203,462
Packaging Corp of America	31,402	6,147,256
Sealed Air Corp (c)	50,892	1,705,391
Silgan Holdings Inc (c)	30,840	1,191,040
Smurfit WestRock PLC	185,405	6,845,153
Sonoco Products Co	34,358	1,393,904
		48,864,843
Metals & Mining - 0.9%
Alcoa Corp	92,934	3,419,042
Cleveland-Cliffs Inc (b)	169,890	2,111,732
Freeport-McMoRan Inc	507,904	21,179,597
MP Materials Corp (b)(c)	45,606	2,877,283
Newmont Corp	390,037	31,581,296
Nucor Corp	81,612	12,245,881
Reliance Inc	18,789	5,306,577
Royal Gold Inc	29,176	5,099,673
Steel Dynamics Inc	45,121	7,074,973
		90,896,054
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	22,004	1,916,768
TOTAL MATERIALS		393,045,627

Real Estate - 4.1%
Diversified REITs - 0.0%
WP Carey Inc	77,202	5,095,332
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc	61,652	3,589,379
Healthcare Realty Trust Inc	114,576	2,030,287
Healthpeak Properties Inc	247,700	4,446,215
Medical Properties Trust Inc (c)	174,117	900,185
Omega Healthcare Investors Inc	102,778	4,319,759
Ventas Inc	160,786	11,864,399
Welltower Inc	237,501	42,997,181
		70,147,405
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	245,606	3,934,608
Park Hotels & Resorts Inc	68,365	703,476
		4,638,084
Industrial REITs - 0.5%
Americold Realty Trust Inc	99,520	1,282,813
EastGroup Properties Inc	19,054	3,325,495
First Industrial Realty Trust Inc	44,684	2,470,132
Lineage Inc (c)	24,658	971,525
Prologis Inc	329,293	40,861,968
Rexford Industrial Realty Inc	85,150	3,518,398
STAG Industrial Inc Class A	65,171	2,494,094
		54,924,425
Office REITs - 0.1%
BXP Inc	56,716	4,037,612
Cousins Properties Inc	58,236	1,510,059
Highwoods Properties Inc	36,994	1,059,138
Kilroy Realty Corp	40,934	1,729,462
Vornado Realty Trust	61,565	2,335,776
		10,672,047
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	93,998	14,328,116
CoStar Group Inc (b)	129,924	8,940,070
Howard Hughes Holdings Inc (b)	10,711	849,168
Jones Lang LaSalle Inc (b)	12,338	3,764,200
Zillow Group Inc Class A (b)	17,483	1,250,559
Zillow Group Inc Class C (b)	58,065	4,353,714
		33,485,827
Residential REITs - 0.5%
American Homes 4 Rent Class A	122,425	3,868,630
AvalonBay Communities Inc	50,574	8,795,830
Camden Property Trust	38,539	3,833,860
Equity LifeStyle Properties Inc	68,739	4,196,516
Equity Residential	134,788	8,011,799
Essex Property Trust Inc	22,652	5,703,094
Invitation Homes Inc	217,160	6,113,054
Mid-America Apartment Communities Inc	41,404	5,309,235
Sun Communities Inc	36,483	4,618,748
UDR Inc	112,030	3,774,290
		54,225,056
Retail REITs - 0.5%
Agree Realty Corp	37,804	2,760,070
Brixmor Property Group Inc	106,297	2,780,730
Federal Realty Investment Trust	29,702	2,857,035
Kimco Realty Corp	238,026	4,917,617
NNN REIT Inc	65,286	2,641,472
Realty Income Corp	320,264	18,568,907
Regency Centers Corp	64,516	4,448,378
Simon Property Group Inc	89,461	15,723,665
		54,697,874
Specialized REITs - 1.4%
Crown Castle Inc	154,011	13,894,872
CubeSmart	81,588	3,073,420
Digital Realty Trust Inc	119,751	20,406,768
EPR Properties	26,035	1,276,236
Equinix Inc	34,698	29,354,855
Extra Space Storage Inc	74,855	9,996,137
Gaming and Leisure Properties Inc	97,137	4,338,138
Iron Mountain Inc	104,250	10,732,538
Millrose Properties Inc Class A	41,819	1,346,990
National Storage Affiliates Trust	24,514	713,112
Public Storage Operating Co	48,666	13,556,401
Rayonier Inc	56,338	1,243,380
SBA Communications Corp Class A	38,154	7,305,728
VICI Properties Inc	374,484	11,230,775
Weyerhaeuser Co	257,652	5,925,996
		134,395,346
TOTAL REAL ESTATE		422,281,396

Utilities - 4.6%
Electric Utilities - 3.0%
Alliant Energy Corp	91,171	6,092,046
American Electric Power Co Inc	189,806	22,826,070
Constellation Energy Corp	111,212	41,926,924
Duke Energy Corp	275,859	34,289,274
Edison International	135,442	7,500,778
Entergy Corp	158,564	15,236,415
Evergy Inc	81,654	6,271,844
Eversource Energy	130,583	9,638,331
Exelon Corp	358,758	16,545,919
FirstEnergy Corp	194,744	8,925,118
IDACORP Inc	18,835	2,430,091
NextEra Energy Inc	732,141	59,596,277
OGE Energy Corp	72,411	3,196,222
PG&E Corp	779,417	12,439,495
Pinnacle West Capital Corp	42,720	3,781,574
PPL Corp	263,053	9,606,696
Southern Co/The	390,652	36,736,914
Xcel Energy Inc	210,095	17,053,411
		314,093,399
Gas Utilities - 0.2%
Atmos Energy Corp	56,516	9,704,928
MDU Resources Group Inc	70,793	1,357,809
National Fuel Gas Co	31,313	2,470,909
UGI Corp (c)	75,062	2,509,323
		16,042,969
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	254,999	3,536,836
Clearway Energy Inc Class A	12,178	365,218
Clearway Energy Inc Class C	28,371	905,886
Talen Energy Corp (b)	16,108	6,439,656
		11,247,596
Multi-Utilities - 1.2%
Ameren Corp	95,873	9,780,963
CenterPoint Energy Inc	231,506	8,852,789
CMS Energy Corp	105,656	7,770,999
Consolidated Edison Inc	128,096	12,477,831
Dominion Energy Inc	302,956	17,780,489
DTE Energy Co	73,632	9,980,081
NiSource Inc	166,699	7,019,695
Public Service Enterprise Group Inc	177,443	14,294,808
Sempra	231,792	21,310,957
WEC Energy Group Inc	113,269	12,655,545
		121,924,157
Water Utilities - 0.1%
American Water Works Co Inc	69,202	8,887,613
Essential Utilities Inc	100,515	3,923,100
		12,810,713
TOTAL UTILITIES		476,118,834

TOTAL UNITED STATES		10,301,487,895
TOTAL COMMON STOCKS (Cost $7,281,687,582)		10,355,868,712

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $2,305,833)	4.15	2,309,000	2,306,522

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	21,803,177	21,807,538
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	90,578,897	90,587,955
TOTAL MONEY MARKET FUNDS (Cost $112,395,116)			112,395,493

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $7,396,388,531)	10,470,570,727
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(81,746,149)
NET ASSETS - 100.0%	10,388,824,578

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	43	12/19/2025	14,779,100	482,740	482,740
CME E-Mini S&P MidCap 400 Index Contracts (United States)	50	12/19/2025	16,288,500	94,055	94,055

TOTAL FUTURES CONTRACTS					576,795
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,051,796.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $16,593,220.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,323,853	462,840,056	472,358,301	1,045,999	1,930	-	21,807,538	21,803,177	0.0%
Fidelity Securities Lending Cash Central Fund	78,070,827	515,371,966	502,854,838	541,677	-	-	90,587,955	90,578,897	0.4%
Total	109,394,680	978,212,022	975,213,139	1,587,676	1,930	-	112,395,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.